Employee Benefits	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Employee Benefits
NOTE 16 Employee Benefits

Employee Retirement Savings Plan The Company has a defined contribution retirement savings plan that covers substantially all its employees. Qualified employees are allowed to contribute up to 75 percent of their annual compensation, subject to Internal Revenue Service limits, through salary deductions under Section 401(k) of the Internal Revenue Code. Employee contributions are invested at their direction among a variety of investment alternatives. Employee contributions are 100 percent matched by the Company, up to four percent of each employee’s eligible annual compensation. The Company’s matching contribution vests immediately and is invested in the same manner as each employee’s future contribution elections. Total expense for the Company’s matching contributions was $142 million, $131 million and $122 million in 2016, 2015 and 2014, respectively.

Pension Plans The Company has a tax qualified noncontributory defined benefit pension plan that provides benefits to substantially all its employees. Participants receive annual cash balance pay credits based on eligible pay multiplied by a percentage determined by their age and years of service. Participants also receive an annual interest credit. Employees become vested upon completing three years of vesting service. For participants in the plan before 2010 that elected to stay under their existing formula, pension benefits are provided to eligible employees based on years of service, multiplied by a percentage of their final average pay. Additionally, as a result of plan mergers, a portion of pension benefits may also be provided using a cash balance benefit formula where only interest credits continue to be credited to participants’ accounts.

In general, the Company’s qualified pension plan’s funding objectives include maintaining a funded status sufficient to meet participant benefit obligations over time while reducing long-term funding requirements and pension costs. The Company has an established process for evaluating the plan, its performance and significant plan assumptions, including the assumed discount rate and the long-term rate of return (“LTROR”). Annually, the Company’s Compensation and Human Resources Committee (the “Committee”), assisted by outside consultants, evaluates plan objectives, funding policies and plan investment policies considering its long-term investment time horizon and asset allocation strategies. The process also evaluates significant plan assumptions. Although plan assumptions are established annually, the Company may update its analysis on an interim basis in order to be responsive to significant events that occur during the year, such as plan mergers and amendments.

The Company’s funding policy is to contribute amounts to its plan sufficient to meet the minimum funding requirements of the Employee Retirement Income Security Act of 1974, as amended by the Pension Protection Act, plus such additional amounts as the Company determines to be appropriate. The Company made a contribution of $358 million and $414 million to its qualified pension plan in 2016 and 2015, respectively, and expects to contribute $185 million in 2017. Any contributions made to the qualified plan are invested in accordance with established investment policies and asset allocation strategies.

In addition to the funded qualified pension plan, the Company maintains a non-qualified plan that is unfunded and provides benefits to certain employees. The assumptions used in computing the accumulated benefit obligation, the projected benefit obligation and net pension expense are substantially consistent with those assumptions used for the funded qualified plan. In 2017, the Company expects to contribute $22 million to its non-qualified pension plan which equals the 2017 expected benefit payments.

Postretirement Welfare Plan In addition to providing pension benefits, the Company provides health care and death benefits to certain former employees who retired prior to January 1, 2014. Employees retiring after December 31, 2013, are not eligible for retiree health care benefits. The Company expects to contribute $6 million to its postretirement welfare plan in 2017.

The following table summarizes the changes in benefit obligations and plan assets for the years ended December 31, and the funded status and amounts recognized in the Consolidated Balance Sheet at December 31 for the retirement plans:

	Pension Plans		Postretirement Welfare Plan
(Dollars in Millions)	2016	2015	2016	2015

Change In Projected Benefit Obligation
Benefit obligation at beginning of measurement period	$4,650	$4,612	$93	$104
Service cost	177	188	–	–
Interest cost	211	195	3	3
Participants’ contributions	–	–	10	10
Actuarial loss (gain)	234	(176)	(14)	(5)
Lump sum settlements	(61)	(37)	–	–
Benefit payments	(138)	(132)	(19)	(21)
Federal subsidy on benefits paid	–	–	2	2
Benefit obligation at end of measurement period(a)	$5,073	$4,650	$75	$93
Change In Fair Value Of Plan Assets
Fair value at beginning of measurement period	$3,355	$3,187	$82	$85
Actual return on plan assets	230	(99)	2	–
Employer contributions	383	436	7	8
Participants’ contributions	–	–	10	10
Lump sum settlements	(61)	(37)	–	–
Benefit payments	(138)	(132)	(19)	(21)
Fair value at end of measurement period	$3,769	$3,355	$82	$82
Funded (Unfunded) Status	$(1,304)	$(1,295)	$7	$(11)
Components Of The Consolidated Balance Sheet
Noncurrent benefit asset	$–	$–	$7	$–
Current benefit liability	(22)	(21)	–	–
Noncurrent benefit liability	(1,282)	(1,274)	–	(11)
Recognized amount	$(1,304)	$(1,295)	$7	$(11)
Accumulated Other Comprehensive Income (Loss), Pretax
Net actuarial gain (loss)	$(1,901)	$(1,806)	$66	$55
Net prior service credit (cost)	2	7	25	28
Recognized amount	$(1,899)	$(1,799)	$91	$83
(a)	At December 31, 2016 and 2015, the accumulated benefit obligation for all pension plans was $4.6 billion and $4.3 billion.

The following table provides information for pension plans with benefit obligations in excess of plan assets at December 31:

(Dollars in Millions)	2016	2015
Pension Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$5,073	$4,650
Fair value of plan assets	3,769	3,355
Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$5,073	$4,650
Accumulated benefit obligation	4,625	4,310
Fair value of plan assets	3,769	3,355

The following table sets forth the components of net periodic benefit cost and other amounts recognized in accumulated other comprehensive income (loss) for the years ended December 31 for the retirement plans:

	Pension Plans			Postretirement Welfare Plan
(Dollars in Millions)	2016	2015	2014	2016	2015	2014

Components Of Net Periodic Benefit Cost
Service cost	$177	$188	$152	$–	$–	$–
Interest cost	211	195	197	3	3	3
Expected return on plan assets	(266)	(223)	(208)	(1)	(1)	(1)
Prior service cost (credit) and transition obligation (asset) amortization	(5)	(4)	(5)	(3)	(3)	(3)
Actuarial loss (gain) amortization	175	234	158	(4)	(4)	(6)
Net periodic benefit cost	$292	$390	$294	$(5)	$(5)	$(7)
Other Changes In Plan Assets And Benefit Obligations
Recognized In Other Comprehensive Income (Loss)
Net actuarial gain (loss) arising during the year	$(270)	$(146)	$(719)	$15	$4	$(14)
Net actuarial loss (gain) amortized during the year	175	234	158	(4)	(4)	(6)
Net prior service cost (credit) and transition obligation (asset) amortized during the year	(5)	(4)	(5)	(3)	(3)	(3)
Total recognized in other comprehensive income (loss)	$(100)	$84	$(566)	$8	$(3)	$(23)
Total recognized in net periodic benefit cost and other comprehensive income (loss)(a)(b)	$(392)	$(306)	$(860)	$13	$2	$(16)
(a)	The pretax estimated actuarial loss (gain) and prior service cost (credit) for the pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2017 are $127 million and $(2) million, respectively.
(b)	The pretax estimated actuarial loss (gain) and prior service cost (credit) for the postretirement welfare plan that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2017 are $(6) million and $(3) million, respectively.

The following table sets forth weighted average assumptions used to determine the projected benefit obligations at December 31:

	Pension Plans		Postretirement Welfare Plan
(Dollars in Millions)	2016	2015	2016	2015
Discount rate(a)	4.27%	4.45%	3.57%	3.59%
Rate of compensation increase(b)	3.58	4.06	*	*
Health care cost trend rate for the next year(c)			7.00%	6.50%
Effect on accumulated postretirement benefit obligation
One percent increase			$4	$5
One percent decrease			(4)	(5)
(a)	The discount rates were developed using a cash flow matching bond model with a modified duration for the qualified pension plan, non-qualified pension plan and postretirement welfare plan of 15.5, 12.1, and 6.2 years, respectively, for 2016, and 15.0, 11.9 and 6.3 years, respectively, for 2015.
(b)	Determined on an active liability-weighted basis.
(c)	The 2016 and 2015 rates are assumed to decrease gradually to 5.00 percent by 2025 and 2019, respectively, and remain at this level thereafter.
*	Not applicable

The following table sets forth weighted average assumptions used to determine net periodic benefit cost for the years ended December 31:

	Pension Plans			Postretirement Welfare Plan
(Dollars in Millions)	2016	2015	2014	2016	2015	2014
Discount rate (a)	4.45%	4.13%	4.97%	3.59%	3.46%	3.93%
Expected return on plan assets (b)	7.50	7.50	7.50	1.50	1.50	1.50
Rate of compensation increase(c)	4.06	4.07	4.02	*	*	*
Health care cost trend rate(d)
Prior to age 65				6.50%	7.00%	7.50%
After age 65				6.50	7.00	7.50
Effect on total of service cost and interest cost
One percent increase				$–	$–	$–
One percent decrease				–	–	–
(a)	The discount rates were developed using a cash flow matching bond model with a modified duration for the qualified pension plan, non-qualified pension plan and postretirement welfare plan of 15.0, 11.9, and 6.3 years, respectively, for 2016, and 15.9, 12.4 and 6.8 years, respectively, for 2015.
(b)	With the help of an independent pension consultant, the Company considers several sources when developing its expected long-term rates of return on plan assets assumptions, including, but not limited to, past returns and estimates of future returns given the plans’ asset allocation, economic conditions, and peer group LTROR information. The Company determines its expected long-term rates of return reflecting current economic conditions and plan assets.
(c)	Determined on an active liability weighted basis.
(d)	The pre-65 and post-65 rates are both assumed to decrease gradually to 5.00 percent by 2019 and remain at that level thereafter.
*	Not applicable

Investment Policies and Asset Allocation In establishing its investment policies and asset allocation strategies, the Company considers expected returns and the volatility associated with different strategies. An independent consultant performs modeling that projects numerous outcomes using a broad range of possible scenarios, including a mix of possible rates of inflation and economic growth. Starting with current economic information, the model bases its projections on past relationships between inflation, fixed income rates and equity returns when these types of economic conditions have existed over the previous 30 years, both in the United States and in foreign countries. Estimated future returns and other actuarially determined adjustments are also considered in calculating the estimated return on assets.

Generally, based on historical performance of the various investment asset classes, investments in equities have outperformed other investment classes but are subject to higher volatility. In an effort to minimize volatility, while recognizing the long-term up-side potential of investing in equities, the Committee has determined that a target asset allocation of 43 percent global equities, 30 percent debt securities, 7 percent domestic mid-small cap equities, 5 percent emerging markets equities, 5 percent real estate equities, 5 percent hedge funds and 5 percent private equity funds is appropriate.

At December 31, 2016 and 2015, plan assets of the qualified pension plan included an asset management arrangement with a related party totaling $48 million and $63 million, respectively.

In accordance with authoritative accounting guidance, the Company groups plan assets into a three-level hierarchy for valuation techniques used to measure their fair value based on whether the valuation inputs are observable or unobservable. Refer to Note 21 for further discussion on these levels.

The assets of the qualified pension plan include investments in equity and U.S. Treasury securities whose fair values are determined based on quoted prices in active markets and are classified within Level 1 of the fair value hierarchy. The qualified pension plan also invests in U.S. agency, corporate and municipal debt securities, which are all valued based on observable market prices or data by third party pricing services, and mutual funds which are valued based on quoted net asset values provided by the trustee of the fund; these assets are classified as Level 2. Additionally, the qualified pension plan invests in certain assets that are valued based on net asset values as a practical expedient, including investments in collective investment funds, hedge funds, and private equity funds; the net asset values are provided by the fund trustee or administrator and are not classified in the fair value hierarchy.

The following table summarizes plan investment assets measured at fair value at December 31:

	Qualified Pension Plan								Postretirement Welfare Plan
	2016				2015				2016	2015
(Dollars in Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 1
Cash and cash equivalents	$49	$–	$–	$49	$64	$–	$–	$64	$82	$82
Debt securities	362	577	–	939	361	465	–	826	–	–
Corporate stock
Domestic equity securities	–	–	–	–	178	–	–	178	–	–
Mid-small cap equity securities(a)	–	–	–	–	146	–	–	146	–	–
International equity securities	–	–	–	–	123	–	–	123	–	–
Real estate equity securities(b)	169	–	–	169	163	–	–	163	–	–
Mutual funds
Debt securities	–	164	–	164	–	197	–	197	–	–
Emerging markets equity securities	–	155	–	155	–	81	–	81	–	–
Other	–	–	1	1	–	–	1	1	–	–
	$580	$896	$1	1,477	$1,035	$743	$1	1,779	82	82
Plan investment assets not classified in fair value hierarchy(e):
Collective investment funds
Domestic equity securities				977				679
Mid-small cap equity securities(c)				303				68
Emerging markets equity securities				–				75
International equity securities				725				533
Hedge funds(d)				188				171
Private equity funds				99				50
Total plan investment assets at fair value				$3,769				$3,355	$82	$82
(a)	At December 31, 2015, securities included $139 million in domestic equities and $7 million in international equities.
(b)	At December 31, 2016 and 2015, securities included $98 million and $90 million in domestic equities, respectively, and $71 million and $73 million in international equities, respectively.
(c)	At December 31, 2016, securities included $303 million in domestic equities. At December 31, 2015, securities included $30 million in domestic equities, $20 million in international equities and $18 million in cash and cash equivalents.
(d)	This category consists of several investment strategies diversified across several hedge fund managers.
(e)	These investments are valued based on net asset value per share as a practical expedient; fair values are provided to reconcile to total investment assets of the plans at fair value.

The following table summarizes the changes in fair value for qualified pension plan investment assets measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31:

(Dollars in Millions)	2016	2015	2014
Balance at beginning of period	$1	$2	$4
Unrealized gains (losses) relating to assets still held at end of year	–	(1)	(2)
Balance at end of period	$1	$1	$2

The following benefit payments are expected to be paid from the retirement plans for the years ended December 31:

(Dollars in Millions)	Pension Plans	Postretirement Welfare Plan(a)	Medicare Part D Subsidy Receipts
2017	$191	$10	$2
2018	202	10	2
2019	215	10	2
2020	230	9	2
2021	244	9	2
2022 – 2026	1,448	33	5
(a)	Net of expected retiree contributions and before Medicare Part D subsidy.